Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Segment Reporting

	2021	2020	2019
Revenues
Cement, masonry cement and lime	55,792,874	33,127,520	24,006,607
Concrete	4,464,045	1,799,175	3,953,907
Rail services	5,078,130	3,088,837	2,981,609
Aggregates	960,039	356,863	498,112
Others	381,820	173,917	157,252
Segment-to-segment deletions	(4,329,627)	(2,287,266)	(2,959,510)

Total	62,347,281	36,259,046	28,637,977
Reconciliation - effect from restatement in constant currency	11,320,865	26,567,775	43,441,317

Total	73,668,146	62,826,821	72,079,294

	2021	2020	2019
Cost of sales
Cement, masonry cement and lime	32,500,945	19,192,151	15,250,255
Concrete	4,558,508	2,291,800	3,761,272
Rail services	4,813,326	3,031,098	2,610,253
Aggregates	920,621	439,325	525,504
Others	238,328	114,556	102,866
Segment-to-segment deletions	(4,329,627)	(2,287,266)	(2,959,510)

Total	38,702,101	22,781,664	19,290,640
Reconciliation—effect from restatement in constant currency	11,682,020	21,031,225	33,095,403

Total	50,384,121	43,812,889	52,386,043

	2021	2020	2019
Selling, administrative and other expenses
Cement, masonry cement and lime	4,197,058	2,380,026	1,770,540
Concrete	53,122	30,491	119,696
Rail services	543,948	168,615	181,658
Aggregates	11,134	(1,247)	(7,733)
Others	133,535	70,910	58,852

Total	4,938,797	2,648,795	2,123,013
Reconciliation—effect from restatement in constant currency	1,180,485	2,343,532	3,528,235

Total	6,119,282	4,992,327	5,651,247

	2021	2020	2019
Depreciation and amortization
Cement, masonry cement and lime	1,336,560	801,603	721,976
Concrete	66,112	188,627	61,987
Rail services	305,121	250,098	183,342
Aggregates	33,478	22,533	18,879
Others	5,078	4,426	270

Total	1,746,349	1,267,287	986,454
Reconciliation—effect from restatement in constant currency	4,070,901	4,582,170	4,530,949

Total	5,817,250	5,849,457	5,517,403

	2021	2020	2019
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	19,094,871	11,555,343	6,985,812
Concrete	(147,585)	(523,116)	72,939
Rail services	(279,144)	(110,876)	189,698
Aggregates	28,284	(81,215)	(19,659)
Others	9,957	(11,549)	(4,466)

Total	18,706,383	10,828,587	7,224,324
Reconciliation—Effect from restatement in constant currency	(1,541,640)	3,193,018	6,817,679

Total	17,164,743	14,021,605	14,042,003
Reconciling items
Tax on debits and credits to bank accounts	(742,448)	(738,656)	(829.851)
Loss from interest in companies	—	(609,489)	—
Asset impairment - Cement	(152,848)	—	—
Asset impairment—Rail Services	—	(1,184,059)	—
Asset impairment—Aggregates	—	(245,289)	—
Financial results (loss), net	42,483	1,611,705	(3,121,499)
Income tax	(9,967,806)	(3,416,654)	(3,320,921)
Net profit for the year from discontinued operations	—	7,741,194	1,539,990

Net profit for the year	6,344,124	17,180,357	8,309,721